Payroll and Social Charges (Tables)	12 Months Ended
Dec. 31, 2024
Payroll and Social Charges [Abstract]
Schedule of Payroll and Social Charges

Payroll and social charges are comprised of the following:

	December 31, 2024	December 31, 2023

Social charges in installments	356,545	489,520
Bonus and vacation along with related social charges	804,551	736,138
Salaries and related social charges	561,990	503,400
Others	65,383	58,626
	1,788,469	1,787,684
Breakdown:
Current liabilities	1,435,751	1,297,181
Non-current liabilities	352,718	490,503
	1,788,469	1,787,684